VIA EDGAR

May 15, 2013

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Parameter Capital Management, LLC

Ladies and Gentlemen:

On behalf of Parameter Capital Management, LLC, enclosed for filing with the Securities and Exchange Commission pursuant to the requirements of
Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1 thereunder, please find the attached report on Form 13F for the reporting period ended March 31, 2013.

These materials are being submitted electronically pursuant to Rule 101(a)(1)(iii) of Regulation S-T.

Should you have any questions regarding the enclosures, please contact the undersigned at (203) 890-2094.

Very truly yours,

Peter Nussbaum

Enclosures

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number: __________
  This Amendment (Check only one):         [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Parameter Capital Management, LLC
Address:    330 Madison Avenue, 6th Floor.
            New York, New York 10017

Form 13F File Number: 28-14295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Peter Nussbaum
Title:      Authorized Person
Phone:      203-890-2094

Signature, Place, and Date of Signing:

    /s/ Peter Nussbaum      Stamford, Connecticut          May 15, 2013
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
                                                   -----------

Form 13F Information Table Entry Total:             83*
                                                   -----------

Form 13F Information Table Value Total:             $336,341
                                                   -----------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.             Form 13F File Number        Name
    ---             --------------------        ----

    1               28-13297                    S.A.C. Capital Advisors, L.P.

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

Column 1                        Column 2 Column 3  Column 4          Column 5              Column 6    Column 7     Column 8
--------                        -------- --------- -------- --------------------------- -------------- -------- -----------------
                                                            SH or
                                Title of            Value    PRN                          Investment    Other
Name of Issuer                   Class    CUSIP    (x$1000) Amount  SH / PRN Put / Call   Discretion   Manager  Voting Authority
--------------                  -------- --------- -------- ------- -------- ---------- -------------- -------- -----------------
                                                                                                                Sole Shared  None
                                                                                                                ---- ------- ----

DUFF & PHELPS CORP NEW          Common   26433B107    4,600 296,600 SH                  Shared-Defined        1      296,600
FEDEX CORP                      Common   31428X106    2,946  30,000 SH                  Shared-Defined        1       30,000
FIDELITY NATL INFORMATION SV    Common   31620M106    2,179  55,000 SH                  Shared-Defined        1       55,000
FIRST HORIZON NATL CORP         Common   320517105    2,136 200,000 SH                  Shared-Defined        1      200,000
FIRST NIAGARA FINL GP INC       Common   33582V108    7,974 900,000 SH                  Shared-Defined        1      900,000
GENWORTH FINL INC               Common   37247D106    1,000 100,000 SH                  Shared-Defined        1      100,000
GLACIER BANCORP INC NEW         Common   37637Q105    1,898 100,000 SH                  Shared-Defined        1      100,000
INVESTMENT TECHNOLOGY GRP NE    Common   46145F105    8,832 800,000 SH                  Shared-Defined        1      800,000
KIMCO RLTY CORP                 Common   49446R109    2,240 100,000 SH                  Shared-Defined        1      100,000
METLIFE INC                     Common   59156R108    6,083 160,000 SH                  Shared-Defined        1      160,000
NATIONAL FINL PARTNERS CORP     Common   63607P208    6,280 280,000 SH                  Shared-Defined        1      280,000
PRICE T ROWE GROUP INC          Common   74144T108    5,990  80,000 SH                  Shared-Defined        1       80,000
RESOURCE CAP CORP               Common   76120W302    3,305 500,000 SH                  Shared-Defined        1      500,000
SPDR S&P 500 ETF TR             Option   78462F953   15,655 100,000          Put        Shared-Defined        1      100,000
SELECT SECTOR SPDR TR           Common   81369Y704    2,087  50,000 SH                  Shared-Defined        1       50,000
TWO HBRS INVT CORP              Common   90187B101      946  75,000 SH                  Shared-Defined        1       75,000
WESCO INTL INC                  Common   95082P105    3,267  45,000 SH                  Shared-Defined        1       45,000
AXIS CAPITAL HOLDINGS INV       Common   G0692U109    1,041  25,000 SH                  Shared-Defined        1       25,000
INGERSOLL- RAND PLC             Common   G47791101    4,401  80,000 SH                  Shared-Defined        1       80,000
INVESCO LTD                     Common   G491BT108    4,923 170,000 SH                  Shared-Defined        1      170,000
VALIDUS HOLDINGS LTD            Common   G9319H102    4,477 119,800 SH                  Shared-Defined        1      119,800
AERCAP HOLDINGS NV              Common   N00985106    1,082  70,000 SH                  Shared-Defined        1       70,000
VORNADO RLTY TR                 Common   929042109    4,182  50,000 SH                  Shared-Defined        1       50,000
FIFTH THIRD BANCORP             Common   316773100    3,751 230,000 SH                  Shared-Defined        1      230,000
GENERAL ELECTRIC CO             Common   369604103    6,011 260,000 SH                  Shared-Defined        1      260,000
MORGAN STANLEY                  Common   617446448    3,737 170,000 SH                  Shared-Defined        1      170,000
PARKER HANNIFIN CORP            Common   701094104    2,290  25,000 SH                  Shared-Defined        1       25,000
PRUDENTIAL FINL INC             Common   744320102   10,913 185,000 SH                  Shared-Defined        1      185,000
CATERPILLAR INC DEL             Common   149123101    1,305  15,000 SH                  Shared-Defined        1       15,000
WELLS FARGO & CO NEW            Common   949746101   20,345 550,000 SH                  Shared-Defined        1      550,000
CSX CORP                        Common   126408103    8,512 345,576 SH                  Shared-Defined        1      345,576
PNC FINL SVCS GROUP INC         Common   693475105    1,663  25,000 SH                  Shared-Defined        1       25,000
PRECISION CASTPARTS CORP        Common   740189105    4,172  22,000 SH                  Shared-Defined        1       22,000
UNITED PARCEL SERVICE INC       Common   911312106    7,267  84,600 SH                  Shared-Defined        1       84,600
LINCOLN NATL CORP IND           Common   534187109    1,304  40,000 SH                  Shared-Defined        1       40,000
MARSH & MCLENNAN COS INC        Common   571748102    3,074  80,963 SH                  Shared-Defined        1       80,963
NASDAQ OMX GROUP INC            Common   631103108   12,920 400,000 SH                  Shared-Defined        1      400,000
UNITED TECHNOLOGIES CORP        Common   913017109    3,737  40,000 SH                  Shared-Defined        1       40,000
CON-WAY INC                     Common   205944101    2,162  61,400 SH                  Shared-Defined        1       61,400
OLD DOMINION FGHT LINES INC     Common   679580100    3,896 102,000 SH                  Shared-Defined        1      102,000
MANITOWOC INC                   Common   563571108    2,878 140,000 SH                  Shared-Defined        1      140,000
MOHAWK INDS INC                 Common   608190104    2,262  20,000 SH                  Shared-Defined        1       20,000
WATSCO INC                      Common   942622200      842  10,000 SH                  Shared-Defined        1       10,000
CITY NATL CORP                  Common   178566105    2,356  40,000 SH                  Shared-Defined        1       40,000
PROTECTIVE LIFE CORP            Common   743674103    4,117 115,000 SH                  Shared-Defined        1      115,000

Column 1                        Column 2 Column 3  Column 4          Column 5              Column 6    Column 7     Column 8
--------                        -------- --------- -------- --------------------------- -------------- -------- -----------------
                                                            SH or
                                Title of            Value    PRN                          Investment    Other
Name of Issuer                   Class    CUSIP    (x$1000) Amount  SH / PRN Put / Call   Discretion   Manager  Voting Authority
--------------                  -------- --------- -------- ------- -------- ---------- -------------- -------- -----------------
                                                                                                                Sole Shared  None
                                                                                                                ---- ------- ----
KNIGHT CAP GROUP INC            Common   499005106    1,023 275,000 SH                  Shared-Defined        1      275,000
UNITED RENTALS INC              Common   911363109    2,721  49,500 SH                  Shared-Defined        1       49,500
BRANDYWINE RLTY TR              Common   105368203    2,228 150,000 SH                  Shared-Defined        1      150,000
COOPER TIRE & RUBR CO           Common   216831107    2,053  80,000 SH                  Shared-Defined        1       80,000
CYTEC INDS INC                  Common   232820100   12,660 170,900 SH                  Shared-Defined        1      170,900
DCT INDUSTRIAL TRUST INC        Common   233153105    2,368 320,000 SH                  Shared-Defined        1      320,000
DUKE REALTY CORP                Common   264411505    2,123 125,000 SH                  Shared-Defined        1      125,000
GREENBRIER COS INC              Common   393657101    3,060 134,750 SH                  Shared-Defined        1      134,750
HUDSON CITY BANCORP             Common   443683107    3,456 400,000 SH                  Shared-Defined        1      400,000
HILLTOP HOLDINGS INC            Common   432748101    1,270  94,121 SH                  Shared-Defined        1       94,121
HUBBELL INC                     Common   443510201    2,913  30,000 SH                  Shared-Defined        1       30,000
LIBERTY PPTY TR                 Common   531172104    2,981  75,000 SH                  Shared-Defined        1       75,000
RAYMOND JAMES FINANCIAL INC     Common   754730109    2,766  60,000 SH                  Shared-Defined        1       60,000
US BANCORP DEL                  Common   902973304    3,393 100,000 SH                  Shared-Defined        1      100,000
WEBSTER FINL CORP CONN          Common   947890109    4,796 197,700 SH                  Shared-Defined        1      197,700
MSC INDL DIRECT INC             Common   553530106    2,145  25,000 SH                  Shared-Defined        1       25,000
VISTEON CORP                    Common   92839U206    3,462  60,000 SH                  Shared-Defined        1       60,000
CITIGROUP INC                   Common   172967424    3,097  70,000 SH                  Shared-Defined        1       70,000
DDR CORP                        Common   23317H102    2,178 125,000 SH                  Shared-Defined        1      125,000
AGCO CORP                       Common   001084102    2,606  50,000 SH                  Shared-Defined        1       50,000
ANIXTER INTL INC                Common   035290105    2,098  30,000 SH                  Shared-Defined        1       30,000
AFLAC INC                       Common   001055102    2,081  40,000 SH                  Shared-Defined        1       40,000
AMERICAN INTL GROUP INC         Common   026874784    3,882 100,000 SH                  Shared-Defined        1      100,000
BB&T CORP                       Common   054937107    1,256  40,000 SH                  Shared-Defined        1       40,000
ALLSTATE CORP                   Common   020002101    9,814 200,000 SH                  Shared-Defined        1      200,000
BANK OF AMERICA CORPORATION     Common   060505104    3,350 275,000 SH                  Shared-Defined        1      275,000
CME GROUP INC                   Option   12572Q955    1,228  20,000          Put        Shared-Defined        1       20,000
AMERICAN EQTY INVT LIFE HLD     Common   025676206    1,861 125,000 SH                  Shared-Defined        1      125,000
BLACKROCK INC                   Option   09247X951    3,853  15,000          Put        Shared-Defined        1       15,000
PRUDENTIAL FINL INC             Option   744320902   10,618 180,000          Call       Shared-Defined        1      180,000
LINCOLN NATL CORP IND           Option   534187909    3,261 100,000          Call       Shared-Defined        1      100,000
METLIFE INC                     Option   59156R908    2,661  70,000          Call       Shared-Defined        1       70,000
PENTAIR LTD                     Common   H6169Q108    7,385 140,000 SH                  Shared-Defined        1      140,000
SILVER BAY RLTY TR CORP         Common   82735Q102       76   3,675 SH                  Shared-Defined        1        3,675
AXIALL CORP                     Common   05463D100    3,189  51,300 SH                  Shared-Defined        1       51,300
MORGAN STANLEY                  Option   617446908    2,198 100,000          Call       Shared-Defined        1      100,000
EVEREST RE GROUP LTD            Option   G3223R958    2,597  20,000          Put        Shared-Defined        1       20,000
RENAISSANCERE HOLDINGS LTD      Option   G7496G903    4,600  50,000          Call       Shared-Defined        1       50,000